Operating Risk (Tables)	12 Months Ended
Mar. 31, 2023
Sales Revenue, Net [Member]
Operating Risk (Tables) [Line Items]
Schedule of Operating Risks
	Percentage of net sales Year ended March 31,
	2021	2022		2023

Customer B	19.3%	20.1%		21.4%
Customer C	10.0%	11.6%		*	%
Customer D	11.2%	*	%	*	%
Customer E	* %	*	%	19.6%
Customer F	11.2%	*	%	*	%
*	Less than 10%

Accounts Receivable [Member]
Operating Risk (Tables) [Line Items]
Schedule of Operating Risks
	Percentage of accounts receivable at March 31,
	2022	2023

Customer B	10.5%	* %
Customer E	17.6%	24.0%
Customer G	* %	15.4%
*	Less than 10%